DEBT AND CAPITAL LEASES (Tables)	12 Months Ended
Dec. 28, 2013
DEBT AND CAPITAL LEASES
Schedule of long-term debt, including its respective interest rates, and capital lease obligations

(In millions)	2013	2012

Long-term debt and capital leases
Medium-term notes:
Series 1995 due 2015 through 2025	$50.0	$50.0
Long-term notes
Senior notes due 2013 at 4.9%	–	250.0
Senior notes due 2017 at 6.6%	249.6	249.4
Senior notes due 2020 at 5.4%	249.9	249.9
Senior notes due 2023 at 3.4%	249.7	–
Senior notes due 2033 at 6.0%	150.0	150.0
Capital lease obligations	3.0	4.8
Less amount classified as current	(1.6)	(251.9)

Total long-term debt and capital leases	$950.6	$702.2

Schedule of maturities of long-term debt and capital leases for each of the next five fiscal years and thereafter

Year	(In millions)

2014 (classified as current)	$1.6
2015	5.7
2016	.2
2017	249.7
2018	.2
2019 and thereafter	694.8